Real Estate Assets, Net - Purchase Price Allocation (Details) - USD ($) $ in Thousands			12 Months Ended
	Jul. 15, 2021	May 07, 2021	Dec. 31, 2020
Liabilities
Intangible assets from merger		$ 33,200
Weighted-average amortization period (in years)		6 months	6 months
Other Assets
Liabilities
Intangible assets from merger		$ 24,100
Weighted-average amortization period (in years)		9 years 2 months 12 days
Intangible assets from merger, weighted average useful life (in years)		8 years 9 months 18 days
Acquisition of intangible assets		$ 22,200
Disposition fees		$ 1,900
Disposition fees, weighted average useful life (in years)		3 years 9 months 18 days
CRII Merger
Assets
Real estate assets		$ 1,291,030
Investments in unconsolidated real estate entities		120,775
Cash and cash equivalents		31,799
Restricted cash		20,144
Other assets		42,325
Total assets acquired		1,506,073
Liabilities
Mortgage notes, net		622,095
Construction loans		64,114
Preferred stock		143,979
Unsecured promissory notes		48,643
Accounts payable, accrued expenses and other liabilities		40,926
Total liabilities assumed		919,757
Consolidated net assets acquired		586,316
Noncontrolling interests		(581,659)
Net assets acquired		4,657
CRII Merger | Other Assets
Liabilities
Intangible assets from merger	$ 8,000	$ 32,100